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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (No. 033-63212)	☒

Pre- Effective Amendment No.	☐

Post-Effective Amendment No. 52	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (No. 811-07736)	☒

Amendment No. 54	☒
(Check appropriate box or boxes.)
JANUS ASPEN SERIES

(Exact Name of Registrant as Specified in Charter)
151 Detroit Street, Denver, Colorado 80206-4805

(Address of Principal Executive Offices)     (Zip Code)
Registrant’s Telephone Number, including Area Code: 303-333-3863
Stephanie Grauerholz-Lofton — 151 Detroit Street, Denver, Colorado 80206-4805

(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement and thereafter from day to day.

It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 13th day of May, 2011.

JANUS ASPEN SERIES
By:	/s/ Robin C. Beery
Robin C. Beery, President and
Chief Executive Officer

     Janus Aspen Series is organized under an Amended and Restated Trust Instrument dated March 18, 2003, amended December 29, 2005, (“Trust Instrument”) under the laws of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robin C. Beery Robin C. Beery	President and Chief Executive Officer (Principal Executive Officer)	May 13, 2011
/s/ Jesper Nergaard Jesper Nergaard	Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)	May 13, 2011

C-1

Signature	Title	Date
William F. McCalpin*	Chairman and Trustee	May 13, 2011
William F. McCalpin
Jerome S. Contro*	Trustee	May 13, 2011
Jerome S. Contro
William D. Cvengros*	Trustee	May 13, 2011
William D. Cvengros
John P. McGonigle*	Trustee	May 13, 2011
John P. McGonigle
Dennis B. Mullen*	Trustee	May 13, 2011
Dennis B. Mullen
James T. Rothe*	Trustee	May 13, 2011
James T. Rothe
William D. Stewart*	Trustee	May 13, 2011
William D. Stewart
Linda S. Wolf*	Trustee	May 13, 2011
Linda S. Wolf

/s/ Stephanie Grauerholz-Lofton

*By:	Stephanie Grauerholz-Lofton
Attorney-in-Fact
Pursuant to Powers of Attorney, dated April 11, 2008, incorporated by reference to Exhibit 15(e) to Post-Effective Amendment No. 45, filed on May 1, 2008; Power of Attorney, dated June 24, 2010, incorporated by reference to Exhibit (q)(4) to Post-Effective Amendment No. 50, filed on February 14, 2011; and Power of Attorney, dated January 5, 2011, incorporated by reference to Exhibit (q)(5) to Post-Effective Amendment No. 50, filed on February 14, 2011

C-2

INDEX OF EXHIBITS

Exhibit Number	Exhibit Title
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase